Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2015
FAIR VALUE MEASUREMENT [Abstract]
Schedule of financial instruments measured at fair value by level within the fair value hierarchy
		As of June 30,
Items	Fair value hierarchy	2014	2015
		RMB	RMB
Restricted cash—current	Significant Other Observable Inputs (Level 2)	-	6,103
Time deposits and restricted time deposits—current	Significant Other Observable Inputs (Level 2)	141,393	324,553
Restricted cash—non-current	Significant Other Observable Inputs (Level 2)	8,024	-
Restricted time deposits—non-current	Significant Other Observable Inputs (Level 2)	351,872	210,471
Interest rate swap agreement	Significant Other Observable Inputs (Level 2)	(33)	-
Total:		501,256	541,127